SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Yueshang Information Technology (Beijing) Co., Ltd. ("YITB") [Member]
Place of incorporation	P.R.C.	P.R.C.
Attributable equity interest	100.00%	100.00%
WeTrade Information Technology Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Attributable equity interest	100.00%	100.00%
Utour Pte Ltd [Member]
Place of incorporation	Singapore	Singapore
Attributable equity interest	100.00%	100.00%